DEBT - Narrative (Details)			1 Months Ended		12 Months Ended
	Nov. 14, 2025 USD ($) day $ / shares	Aug. 31, 2025 USD ($)	Nov. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 17, 2025	Mar. 18, 2025 USD ($)	Jun. 30, 2022 USD ($)
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Amortization of debt issuance costs					$ 2,370,000	$ 1,712,000	$ 1,575,000
Change in fair value of derivative warrant liabilities					100,000
Repayments of debt					405,343,000	8,750,000	8,777,000
Debt issuance costs					3,389,000	2,339,000
Paid-in-kind interest expense					(2,680,000)	0	0
Loss on extinguishment of debt					24,398,000	0	$ 0
Current portion of long-term debt					771,000	29,479,000
Lumina Credit Agreement | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity	$ 225,000,000.0
Interest rate, paid in kind								14.75%
Annual interest rate								0.25%
Debt instrument covenant total leverage ratio maximum	6.50
Debt instrument covenant total leverage ratio minimum	2.50
Debt lenders holding outstanding percentage	0.50
Debt volume‑weighted average, percent	0.80
Trading days | day	30
Exercise price per share (in usd per share) | $ / shares	$ 0.50
Debt issuance costs					3,500,000
Unamortized debt issuance					$ 3,400,000
Effective percentage					19.10%
Paid-in-kind interest expense					$ (2,700,000)
Lumina Credit Agreement | Line of Credit | Prepaid Fifteenth Months Period 1
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt guaranteed return percentage	0.075
Lumina Credit Agreement | Line of Credit | Prepaid Fifteenth Months Period 2
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt guaranteed return percentage	0.0500
Lumina Credit Agreement | Line of Credit | Minimum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt guaranteed return percentage	1.20
Lumina Credit Agreement | Line of Credit | Maximum
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt guaranteed return percentage	1.015
Lumina Credit Agreement | Line of Credit | Senior Secured Tranche A Loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity	$ 195,000,000.0
Lumina Credit Agreement | Line of Credit | Senior Secured Tranche B Loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity	$ 30,000,000.0
Lumina Credit Agreement | Line of Credit | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt					151,300,000
Term Loans | Line of Credit | Senior Secured Tranche A Loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Repayments of debt			$ 76,400,000
Term Loans | Line of Credit | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt					151,325,000	$ 0
TCW Credit Agreement | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Loss on extinguishment of debt					22,300,000
TCW Credit Agreement | Line of Credit | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity									$ 175,000,000.0
TCW Credit Agreement | Line of Credit | Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity									$ 30,000,000.0
2022 Credit Agreement
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt					$ 152,096,000
2022 Credit Agreement | Line of Credit
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Debt issuance costs										$ 6,300,000
Loss on extinguishment of debt				$ 2,100,000
Interest rate						8.70%
Current portion of long-term debt						$ 30,300,000
Debt accrued interest						$ 1,400,000
2022 Credit Agreement | Line of Credit | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity										175,000,000.0
2022 Credit Agreement | Line of Credit | Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Maximum borrowing capacity										$ 45,000,000.0
D&O Insurance | Note Payable
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Annual interest rate		8.25%
Debt		$ 1,500,000
Monthly principal and interest payments		$ 200,000
Debt term		10 months